Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 1,664,544	$ 71,569	$ 5,737	$ 13,577	$ 1,755,427
Saint-Urbain
Total			3,121		3,121
Serrabal, Esmeralda, And Sonia
Total	18,383		1,807		20,190
Coto Minero Conchitina
Total	29,549		$ 809		30,358
Thaba Chueu Mining
Total	$ 1,616,612	$ 71,569		$ 13,577	$ 1,701,758